Annual Fund Operating Expenses - AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.77%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.04%
= Total Annual Portfolio Operating Expenses	1.06%